Inventory - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory Write-down	$ 74	$ 84	$ 75	$ 58